Consolidated Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Purchased options on futures contracts, premiums paid	753,417	33,376
Fixed income securities, cost	11,005,602	21,993,704
Options written on futures contracts, premiums received	978,634	14,375
Trading [Member]
Unitholders' capital, units outstanding Shares	283,041	369,090	515,377	572,477
LLC Equity/Non-Trading [Member]
Unitholders' capital, units outstanding Shares	2,273,288	2,273,288	2,273,288	2,273,288
Participating Owners [Member] | LLC Equity/Non-Trading [Member]
Unitholders' capital, units outstanding Shares	237,663	306,807	407,463	512,964
Nonparticipating Owners [Member] | LLC Equity/Non-Trading [Member]
Unitholders' capital, units outstanding Shares	2,035,625	1,966,481	1,865,825	1,760,324
Class A [Member] | Beneficial Owners [Member] | Trading [Member]
Unitholders' capital, units outstanding Shares	274,403	355,858	490,278	551,440
Class A [Member] | Managing Owner [Member] | Trading [Member]
Unitholders' capital, units outstanding Shares	535	535	11,679	11,679
Class B [Member] | Beneficial Owners [Member] | Trading [Member]
Unitholders' capital, units outstanding Shares	8,103	12,697	13,420	9,358